Fair Value Measurements - Summary Of Valuation Techniques and Significant Unobservable Inputs Used In the Recurring Fair Value Measurements Categorized Within Level 3 (Detail) $ in Thousands	Sep. 30, 2021 USD ($) anchor_investors	Dec. 31, 2020 USD ($)	Dec. 31, 2020 anchor_investors	Dec. 31, 2020 PerShare	Dec. 31, 2019 USD ($) PerShare
Fair Value, Recurring [Member] | Contingent Consideration Payable In Stock [Member] | Other Current Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Other Current Liabilities		$ 0			$ 445
Fair Value, Recurring [Member] | Convertible Debt Securities [Member] | Other investment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Other Investment	$ 33,556	49,849			5,541
Fair Value, Recurring [Member] | IndiaCo Forward Contract Liability [Member] | Other Current Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Forward Contact Liability		7,907			$ 1,297,758
Fair Value, Inputs, Level 3 [Member] | Weighted Average [Member] | Convertible Debt Securities [Member] | Other investment [Member] | Measurement Input Market Interest Rate [Member] | Discounted cash flow [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Other Investment | PerShare					6.0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Measurement Input Preferred Share Fair Values [Member] | Discounted cash flow [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Convertible related party liabilities	50,482	418,908			$ 2,151,075
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Contingent Consideration Payable In Stock [Member] | Other Current Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Other Current Liabilities		0			445
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Contingent Consideration Payable In Stock [Member] | Discounted cash flow [Member] | Other Current Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Other Current Liabilities					445
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Convertible Debt Securities [Member] | Measurement Input, Share Price [Member] | Discounted cash flow/Market approach [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Other Investment		49,849
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Convertible Debt Securities [Member] | Other investment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Other Investment	33,556	49,849			5,541
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Convertible Debt Securities [Member] | Other investment [Member] | Measurement Input Market Interest Rate [Member] | Discounted cash flow/Market approach [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Other Investment		49,849
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Convertible Debt Securities [Member] | Other investment [Member] | Measurement Input Market Interest Rate [Member] | Discounted cash flow [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Other Investment					5,541
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Convertible Debt Securities [Member] | Other investment [Member] | Measurement Input, Share Price [Member] | Discounted cash flow [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Other Investment	$ 33,556
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | IndiaCo Forward Contract Liability [Member] | Other Current Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Forward Contact Liability		7,907			$ 1,297,758
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | IndiaCo Forward Contract Liability [Member] | Discounted cash flow [Member] | Other Current Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Forward Contact Liability		7,907
Weighted Average Forward Contact Liability | anchor_investors			2.97
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | IndiaCo Forward Contract Liability [Member] | Measurement Input, Share Price [Member] | Discounted cash flow [Member] | Other Current Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Forward Contact Liability		$ 7,907
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Weighted Average [Member] | Measurement Input Preferred Share Fair Values [Member] | Discounted cash flow [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Other Current Liabilities | PerShare					9.41
Weighted Average Convertible related party liabilities	8.26		3.09	3.09
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Weighted Average [Member] | Contingent Consideration Payable In Stock [Member] | Measurement Input, Share Price [Member] | Discounted cash flow [Member] | Other Current Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Other Current Liabilities | PerShare					3.72
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Weighted Average [Member] | Convertible Debt Securities [Member] | Measurement Input, Share Price [Member] | Discounted cash flow/Market approach [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Other Investment | anchor_investors			2.97
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Weighted Average [Member] | Convertible Debt Securities [Member] | Other investment [Member] | Measurement Input Market Interest Rate [Member] | Discounted cash flow/Market approach [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Other Investment | PerShare				2.97
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Weighted Average [Member] | Convertible Debt Securities [Member] | Other investment [Member] | Measurement Input, Share Price [Member] | Discounted cash flow [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Other Investment | anchor_investors	2.15
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Weighted Average [Member] | IndiaCo Forward Contract Liability [Member] | Measurement Input, Share Price [Member] | Discounted cash flow [Member] | Other Current Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Forward Contact Liability | PerShare				2.97
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Minimum [Member] | Measurement Input Preferred Share Fair Values [Member] | Discounted cash flow [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Other Current Liabilities | PerShare					6.10
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Minimum [Member] | Contingent Consideration Payable In Stock [Member] | Measurement Input, Share Price [Member] | Discounted cash flow [Member] | Other Current Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Other Current Liabilities | PerShare					0.02
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Maximum [Member] | Measurement Input Preferred Share Fair Values [Member] | Discounted cash flow [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Other Current Liabilities | PerShare					11.58
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Maximum [Member] | Contingent Consideration Payable In Stock [Member] | Measurement Input, Share Price [Member] | Discounted cash flow [Member] | Other Current Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Other Current Liabilities | PerShare					3.97